Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

(3) LONG-TERM DEBT —

At June 30, 2016, long-term debt was comprised of:

(In thousands)
7 3⁄4 % Senior Notes due 2019:
Principal	$288,516
Premium, net of amortization	2,325
Debt issue costs, net of amortization	(2,464)
9 1⁄2 % Senior Notes due 2020:
Principal	174,607
Discount, net of amortization	(4,008)
Debt issue costs, net of amortization	(1,913)
10% Senior Secured Notes due 2020:
Principal	700,000
Debt issue costs, net of amortization	(11,873)

$1,145,190

In March 2015, Comstock issued $700.0 million of 10% senior secured notes (the “Secured Notes”) which are due on March 15, 2020. Interest on the Secured Notes is payable semi-annually on each March 15 and September 15. Net proceeds from the issuance of the Secured Notes of $683.8 million were used to retire the Company’s bank credit facility and for general corporate purposes. Comstock also has outstanding (i) $288.5 million of 7 3⁄4% senior notes (the “2019 Notes”) which are due on April 1, 2019 and bear interest which is payable semi-annually on each April 1 and October 1 and (ii) $174.6 million of 9 1⁄2% senior notes (the “2020 Notes”) which are due on June 15, 2020 and bear interest which is payable semi-annually on each June 15 and December 15. The Secured Notes are secured on a first-priority basis equally and ratably with the Company’s revolving credit facility described below, subject to payment priorities in favor of the revolving credit facility by the collateral securing the revolving credit facility, which consists of, among other things, at least 80% of the Company’s and its subsidiaries’ oil and gas properties. The Secured Notes, the 2019 Notes and the 2020 Notes are general obligations of Comstock and are guaranteed by all of Comstock’s subsidiaries. Such subsidiary guarantors are 100% owned and all of the guarantees are full and unconditional and joint and several obligations. There are no restrictions on the ability of Comstock to obtain funds from its subsidiaries through dividends or loans. As of June 30, 2016, Comstock had no material assets or operations which are independent of its subsidiaries.

During the six months ended June 30, 2016, Comstock has retired $87.5 million in principal amount of the 2019 Notes and $19.8 million of the 2020 Notes in exchange in the aggregate for the issuance of 2,748,403 shares of common stock and $3.5 million in cash. A gain of $89.6 million was recognized on the exchanges and purchases of the 2019 Notes and the 2020 Notes during the six months ended June 30, 2016 for the difference between the market value of the stock on the closing date of the exchanges and sales and the net carrying value of the debt and the related net premium and net debt issuance costs. The gain is included in the net gain on extinguishment of debt, which is reported as a component of other income (loss). During the six months ended June 30, 2015, the Company purchased $16.8 million in principal amount of the 2020 Notes for $7.8 million. The gain of $8.2 million recognized on the purchase of the 2020 Notes and the loss resulting from the write-off of deferred loan costs associated with the Company’s bank credit facility of $3.7 million are included in the net gain on extinguishment of debt.

Comstock has a $50.0 million revolving credit facility with Bank of Montreal and Bank of America, N.A. The revolving credit facility is a four year credit commitment that matures on March 4, 2019. Indebtedness under the revolving credit facility is guaranteed by all of the Company’s subsidiaries and is secured by substantially all of Comstock’s and its subsidiaries’ assets. Borrowings under the revolving credit facility bear interest, at Comstock’s option, at either (1) LIBOR plus 2.5% or (2) the base rate (which is the higher of the administrative agent’s prime rate, the federal funds rate plus 0.5% or 30 day LIBOR plus 1.0%) plus 1.5%. A commitment fee of 0.5% per annum is payable quarterly on the unused credit line. The revolving credit facility contains covenants that, among other things, restrict the payment of cash dividends and repurchases of common stock, limit the amount of additional debt that Comstock may incur and limit the Company’s ability to make certain loans, investments and divestitures. The only financial covenants are the maintenance of a current ratio of at least 1.0 to 1.0 and the maintenance of an asset coverage ratio of proved developed reserves to total debt outstanding under the revolving credit facility of at least 2.5 to 1.0. The Company was in compliance with these covenants as of June 30, 2016.

(4) Long-term Debt

Long-term debt is comprised of the following:

	As of December 31,
	2014	2015
	(In thousands)

Bank credit facility	$375,000	$—
7 3⁄4% senior notes due 2019:
Principal	400,000	376,090
Premium, net of amortization	4,984	3,583
Debt issuance costs, net of amortization	(5,266)	(3,787)
9 1⁄2% senior notes due 2020:
Principal	300,000	194,367
Discount, net of amortization	(9,539)	(5,040)
Debt issuance costs, net of amortization	(4,525)	(2,396)
10% senior secured notes due 2020:
Principal	—	700,000
Debt issuance costs, net of amortization	—	(13,487)

	$1,060,654	$1,249,330

The premium and discount on the senior notes are being amortized over the life of the senior notes using the effective interest rate method. Issuance costs are amortized over the life of the senior notes on a straight-line basis which approximates the amortization that would be calculated using an effective interest rate method.

The following table summarizes Comstock’s principal amount of debt as of December 31, 2015 by year of maturity:

	2016	2017	2018	2019	2020	Thereafter	Total
	(In thousands)
Bank credit facility	$—	$—	$—	$—	$—	$—	$—
7 3⁄4% senior notes	—	—	—	376,090	—	—	376,090
9 1⁄2% senior notes	—	—	—	—	194,367	—	194,367
10% senior secured notes	—	—	—	—	700,000	—	700,000

	$—	$—	$—	$376,090	$894,367	$—	$1,270,457

In March 2015, Comstock issued $700.0 million of 10% senior secured notes (the “Secured Notes”) which are due on March 15, 2020. Interest on the Secured Notes is payable semi-annually on each March 15 and September 15. Net proceeds from the issuance of the Secured Notes of $683.8 million were used to retire the Company’s bank credit facility and for general corporate purposes. Comstock also has outstanding (i) $376.1 million of 7 3⁄4% senior notes (the “2019 Notes”) which are due on April 1, 2019 and bear interest which is payable semi-annually on each April 1 and October 1 and (ii) $194.4 million of 9 1⁄2% senior notes (the “2020 Notes”) which are due on June 15, 2020 and bear interest which is payable semi-annually on each June 15 and December 15. The Secured Notes are secured on a first priority basis equally and ratably with the Company’s revolving credit facility described below, subject to payment priorities in favor of the revolving credit facility by the collateral securing the revolving credit facility, which consists of, among other things, at least 80% of the Company’s and its subsidiaries’ oil and gas properties. The Secured Notes, the 2019 Notes and 2020 Notes are general obligations of Comstock and are guaranteed by all of Comstock’s subsidiaries. Such subsidiary guarantors are 100% owned and all of the guarantees are full and unconditional and joint and several obligations. There are no restrictions on the Company’s ability to obtain funds from its subsidiaries through dividends or loans. As of December 31, 2015, the Company had no material assets or operations which are independent of its subsidiaries.

During 2015, Comstock purchased $23.9 million in principal amount of the 2019 Notes and $105.6 million in principal amount of the 2020 Notes for an aggregate purchase price of $42.7 million. The gain of $82.4 million recognized on the purchase of the 2019 Notes and 2020 Notes and the loss resulting from the write-off of deferred loan costs associated with Comstock’s prior bank credit facility of $3.7 million are included in the net gain on extinguishment of debt, which is reported as a component of other income (expense).

In connection with the issuance of the Secured Notes, Comstock entered into a $50.0 million revolving credit facility with Bank of Montreal and Bank of America, N.A. The revolving credit facility is a four year commitment that matures on March 4, 2019. Indebtedness under the revolving credit facility is secured by substantially all of the Company’s and its subsidiaries’ assets and is guaranteed by all of its subsidiaries. Borrowings under the revolving credit facility bear interest at Comstock’s option at either (1) LIBOR plus 2.5% or (2) the base rate (which is the higher of the administrative agent’s prime rate, the federal funds rate plus 0.5% or 30 day LIBOR plus 1.0%) plus 1.5%. A commitment fee of 0.5% per annum is payable quarterly on the unused credit line. The revolving credit facility contains covenants that, among other things, restrict the payment of cash dividends and repurchases of common stock, limit the amount of consolidated debt that we may incur and limit the Company’s ability to make certain loans, investments and divestitures. The only financial covenants are the maintenance of a current ratio of at least 1.0 to 1.0 and the maintenance of an asset coverage ratio of proved developed reserves to debt outstanding under the revolving credit facility of at least 2.5 to 1.0. The Company was in compliance with these covenants as of December 31, 2015.